FINANCIAL INSTRUMENTS AND RISK MANAGEMENT- Disclosure of detailed information about maximum exposure to credit risk (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 11,889,416	$ 11,985,766	$ 19,698,762
Guaranteed investment certificates	0	28,636,414
Amounts receivable	616,042	400,804
Credit risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	11,889,416	11,985,766
Guaranteed investment certificates	0	28,636,414
Amounts receivable	616,042	400,804
Maximum exposure to credit risk	$ 12,505,458	$ 41,022,984